FINANCIAL AND CAPITAL RISK MANAGEMENT - Valuation Inputs (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Net Assets Method | Significant unobservable inputs (Level 3)
Fair Value Measurement Of Assets
Equity investments in Size Industry Investment Fund	¥ 5,000,000	¥ 5,600,000